CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Integrated contract revenue from related parties	$ 4,659,063	$ 18,473,320	$ 5,256,870
Products sales revenue from related parties	1,628,661	1,083,803	109,917
Costs of integrated contracts purchase from related parties	363,991	526,588	72,774
Sales Of Goods and Services To Related Parties Amount	65,227	65,926	45,475
Sales Revenue For Services From Related Parties	497,390	0	0
Costs and Expenses, Related Party	$ 1,953,276	$ 948,561	$ 0